Supplemental information - Outstanding Risk Management Positions (Details) - 12 months ended Dec. 31, 2022	USD ($) item € / Mcf $ / Mcf $ / bbl $ / Mcf shares	CAD ($) item € / Mcf $ / Mcf $ / bbl $ / Mcf $ / shares shares
North American Gas AECO Year 2 Q1[Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD
Derivative, daily bought put volume	4,739	4,739
Derivative, weighted average bought put | $ / Mcf	3.69	3.69
Derivative, daily sold call volume	4,739	4,739
Derivative, weighted average sold call | $ / Mcf	7.70	7.70
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	28,435	28,435
Derivative, weighted average sold swap price | $ / Mcf	4.95	4.95
North American Gas AECO Year 2 Q2[Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD
Derivative, daily bought put volume	0	0
Derivative, weighted average bought put | $ / Mcf	0	0
Derivative, daily sold call volume	0	0
Derivative, weighted average sold call | $ / Mcf	0	0
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	14,217	14,217
Derivative, weighted average sold swap price | $ / Mcf	4.19	4.19
North American Gas AECO Year 2 Q3[Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD
Derivative, daily bought put volume	0	0
Derivative, weighted average bought put | $ / bbl	0	0
Derivative, daily sold call volume	0	0
Derivative, weighted average sold call | $ / bbl	0	0
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	14,217	14,217
Derivative, weighted average sold swap price | $ / Mcf	4.19	4.19
North American Gas AECO Year 2 Q4[Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD
Derivative, daily bought put volume	0	0
Derivative, weighted average bought put | $ / bbl	0	0
Derivative, daily sold call volume	0	0
Derivative, weighted average sold call | $ / bbl	0	0
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	4,791	4,791
Derivative, weighted average sold swap price | $ / Mcf	4.19	4.19
North American Gas Aeco Basis Year Two Q2 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	0	0
Derivative, weighted average bought put | $ / bbl	0	0
Derivative, daily sold call volume	0	0
Derivative, weighted average sold call | $ / bbl	0	0
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	23,000	23,000
Derivative, weighted average sold swap price | $ / bbl	(1.13)	(1.13)
North American Gas Aeco Basis Year Two Q3 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	0	0
Derivative, weighted average bought put | $ / bbl	0	0
Derivative, daily sold call volume	0	0
Derivative, weighted average sold call | $ / bbl	0	0
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	23,000	23,000
Derivative, weighted average sold swap price | $ / bbl	(1.13)	(1.13)
North American Gas Aeco Basis Year Two Q4 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	0	0
Derivative, weighted average bought put | $ / bbl	0	0
Derivative, daily sold call volume	0	0
Derivative, weighted average sold call | $ / bbl	0	0
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	7,750	7,750
Derivative, weighted average sold swap price | $ / bbl	(1.13)	(1.13)
North American Gas NYMEX HH Year 2 Q1 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	24,000	24,000
Derivative, weighted average bought put | $ / Mcf	4.00	4.00
Derivative, daily sold call volume	24,000	24,000
Derivative, weighted average sold call | $ / Mcf	8.44	8.44
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	0	0
North American Gas NYMEX HH Year 2 Q2 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	5,000	5,000
Derivative, weighted average bought put | $ / Mcf	4.00	4.00
Derivative, daily sold call volume	5,000	5,000
Derivative, weighted average sold call | $ / Mcf	8.75	8.75
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	0	0
North American Gas NYMEX HH Year 2 Q3 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	5,000	5,000
Derivative, weighted average bought put | $ / Mcf	4.00	4.00
Derivative, daily sold call volume	5,000	5,000
Derivative, weighted average sold call | $ / Mcf	8.75	8.75
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	0	0
North American Gas NYMEX HH Year 2 Q4 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, daily bought put volume	1,685	1,685
Derivative, weighted average bought put | $ / Mcf	4.00	4.00
Derivative, daily sold call volume	1,685	1,685
Derivative, weighted average sold call | $ / Mcf	8.75	8.75
Derivative, daily sold put volume	0	0
Derivatives, daily sold swap volume	0	0
European Gas Nbp 1 Year Two Q1 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	18,426	18,426
Derivative, weighted average bought put | € / Mcf	11.76	11.76
Derivative, daily sold call volume	18,426	18,426
Derivative, weighted average sold call | € / Mcf	19.54	19.54
Derivative, daily sold put volume	14,740	14,740
Derivative, weighted average sold put | € / Mcf	4.10	4.10
European Gas Nbp 1 Year Two Q2 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	7,370	7,370
Derivative, weighted average bought put | € / Mcf	11.48	11.48
Derivative, daily sold call volume	7,370	7,370
Derivative, weighted average sold call | € / Mcf	17.46	17.46
Derivative, daily sold put volume	4,913	4,913
Derivative, weighted average sold put | € / Mcf	4.40	4.40
European Gas Nbp 1 Year Two Q3 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	2,457	2,457
Derivative, weighted average bought put | € / Mcf	22.71	22.71
Derivative, daily sold call volume	2,457	2,457
Derivative, weighted average sold call | € / Mcf	35.90	35.90
European Gas Nbp 1 Year Three Q1 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	4,913	4,913
Derivative, weighted average bought put | € / Mcf	41.03	41.03
Derivative, daily sold call volume	4,913	4,913
Derivative, weighted average sold call | € / Mcf	84.26	84.26
European Gas TTF Year Two Q1 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	14,740	14,740
Derivative, weighted average bought put | € / Mcf	24.01	24.01
Derivative, daily sold call volume	14,740	14,740
Derivative, weighted average sold call | € / Mcf	46.12	46.12
Derivative, daily sold put volume	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52
European Gas TTF Year Two Q2 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	19,654	19,654
Derivative, weighted average bought put | € / Mcf	34.53	34.53
Derivative, daily sold call volume	19,654	19,654
Derivative, weighted average sold call | € / Mcf	53.21	53.21
European Gas TTF Year Two Q3 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	19,654	19,654
Derivative, weighted average bought put | € / Mcf	34.53	34.53
Derivative, daily sold call volume	19,654	19,654
Derivative, weighted average sold call | € / Mcf	53.21	53.21
European Gas TTF Year Two Q4 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	12,284	12,284
Derivative, weighted average bought put | € / Mcf	44.84	44.84
Derivative, daily sold call volume	12,284	12,284
Derivative, weighted average sold call | € / Mcf	84.99	84.99
Derivatives, daily sold swap volume	3,685	3,685
Derivative, weighted average sold swap price | € / Mcf	67.41	67.41
European Gas TTF Year Three Q1 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	31,938	31,938
Derivative, weighted average bought put | € / Mcf	40.69	40.69
Derivative, daily sold call volume	31,938	31,938
Derivative, weighted average sold call | € / Mcf	78.00	78.00
Derivatives, daily sold swap volume	3,685	3,685
Derivative, weighted average sold swap price | € / Mcf	67.41	67.41
European Gas TTF Year Three Q2 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	3,593	3,593
Derivative, weighted average bought put | € / Mcf	37.56	37.56
Derivative, daily sold call volume	3,593	3,593
Derivative, weighted average sold call | € / Mcf	74.66	74.66
European Gas TTF Year Three Q3 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, daily bought put volume	3,593	3,593
Derivative, weighted average bought put | € / Mcf	37.56	37.56
Derivative, daily sold call volume	3,593	3,593
Derivative, weighted average sold call | € / Mcf	74.66	74.66
European Gas cross currency interest rate [Member]
Statement [Line Items]
Canadian Dollar Offered Rate	0.88%	0.88%
Secured Overnight Financing Rate	1.35%	1.35%
Swap Contract One [Member] | Foreign Currency Swap [Member]
Statement [Line Items]
Derivative interest maturity period	January 2023	January 2023
Proceeds from sales or maturity of financial instruments, classified as investing activities | $	$ 111,600,000
Purchase of financial instruments, classified as investing activities | $		$ 150,000,000
Swap Contract One [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Apr 2023	Jan 2020 - Apr 2023
Initial Share Price | $ / shares		$ 20.9788
Share Volume | shares	2,250,000	2,250,000
Swap Contract Two [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Jul 2024	Jan 2020 - Jul 2024
Initial Share Price | $ / shares		$ 22.4587
Share Volume | shares	1,500,000	1,500,000